                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ X  ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A PREVIOUSLY
FILED FORM 13F FILED PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 18, 2001.

Institutional Investment Manager Filing this Report:

Name:    Bunker Capital, L.L.C.
Address: 411 West Putnam Avenue
         Suite 420
         Greenwich, CT  06830

Form 13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Jackson
Title:   Managing Member
Phone:   203-863-7833

Signature, Place, and Date of Signing:

         /s/ Robin Jackson   Greenwich, CT        6/20/2001
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     146

Form 13F Information Table Value Total:     $165,127
                                              [thousands]


List of Other Included Managers:   None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
                                                           March, 2001

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7  COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE     SHARED   NONE
--------------           --------    -----      -------   -------  --------   ----------     -----    ----------------------
AlcoaInc.                COM         01381710     524,367  14,586 SH          Sole           None     Sole
AppleComputerInc.        COM         03783310     605,579  27,439 SH          Sole           None     Sole
AbbottLaboratories       COM         00282410   1,144,735  24,258 SH          Sole           None     Sole
AdobeSystemsInc.         COM         00724F10     410,828  11,748 SH          Sole           None     Sole
ADCTelecommunications    COM         00088610     490,493  57,705 SH          Sole           None     Sole
AFLACInc.                COM         00105510     300,186  10,900 SH          Sole           None     Sole
AmericanHomeProducts     COM         02660910   1,214,950  20,680 SH          Sole           None     Sole
AmericanInt'lGroupInc    COM         02687410   3,088,383  38,365 SH          Sole           None     Sole
Allstate
  CorporationThe         COM         02000210     503,280  12,000 SH          Sole           None     Sole
AlteraCorp.              COM         02144110     763,518  35,616 SH          Sole           None     Sole
AppliedMaterials         COM         03822210   1,301,433  29,918 SH          Sole           None     Sole
AppliedMicroCircuits     COM         03822W10     374,847  22,718 SH          Sole           None     Sole
AmgenInc.                COM         03116210   2,462,331  40,911 SH          Sole           None     Sole
AmericaOnlineInc.        COM         00184A10   2,923,643  72,818 SH          Sole           None     Sole
AmericanExpress
  Company                COM         02581610     924,624  22,388 SH          Sole           None     Sole
BoeingCompanyThe         COM         09702310     779,940  14,000 SH          Sole           None     Sole
BankofAmericaCorp.       COM         06050510   1,467,300  26,800 SH          Sole           None     Sole
BedBath&BeyondInc.       COM         07589610     595,469  24,243 SH          Sole           None     Sole
BEASystemsInc.           COM         07332510     525,343  17,884 SH          Sole           None     Sole
BiogenInc.               COM         09059710     678,900  10,723 SH          Sole           None     Sole
BankofNewYorkCo.The      COM         06405710     571,184  11,600 SH          Sole           None     Sole
BellSouthCorporation     COM         07986010   1,231,692  30,100 SH          Sole           None     Sole
BiometInc.               COM         09061310     554,951  14,094 SH          Sole           None     Sole
Bristol-Myers
  SquibbCo.              COM         11012210   1,954,260  32,900 SH          Sole           None     Sole
BrocadeCommunications    COM         11162110     275,121  13,170 SH          Sole           None     Sole
Anheuser-Busch
  Companies              COM         03522910     620,055  13,500 SH          Sole           None     Sole
CitigroupInc.            COM         17296710   3,837,109  85,307 SH          Sole           None     Sole
ClearChannelCommunic.    COM         18450210     549,618  10,094 SH          Sole           None     Sole
ConcordEFSInc.           COM         20619710     804,625  19,898 SH          Sole           None     Sole
ChironCorporation        COM         17004010     686,512  15,647 SH          Sole           None     Sole
CheckPoint
  SoftwareTech           COM         M2246510     547,343  11,523 SH          Sole           None     Sole
ChevronCorporation       COM         16675110     947,011  10,786 SH          Sole           None     Sole
CIENACorporation         COM         17177910     727,076  17,415 SH          Sole           None     Sole
ComcastCorporation       COM         20030020   1,507,821  35,954 SH          Sole           None     Sole


                                4




CostcoWholesaleCorp.     COM         22160K10     771,066  19,645 SH          Sole           None     Sole
CompaqComputerCorp.      COM         20449310     546,000  30,000 SH          Sole           None     Sole
CiscoSystemsInc.         COM         17275R10   3,762,932 237,972 SH          Sole           None     Sole
CintasCorporation        COM         17290810     473,198  12,004 SH          Sole           None     Sole
CitrixSystemsInc.        COM         17737610     233,896  11,072 SH          Sole           None     Sole
E.I.DuPontdeNemours      COM         26353410     685,714  16,848 SH          Sole           None     Sole
DellComputer
  Corporation            COM         24702510   2,240,849  87,235 SH          Sole           None     Sole
WaltDisneyCompanyThe     COM         25468710     998,140  34,900 SH          Sole           None     Sole
EchoStar
  Communications         COM         27876210     303,372  10,957 SH          Sole           None     Sole
DowChemical
  Company(NEW)           COM         26054310     467,394  14,805 SH          Sole           None     Sole
DukeEnergyCorporation    COM         26439910     491,510  11,500 SH          Sole           None     Sole
eBayInc.                 COM         27864210     377,436  10,430 SH          Sole           None     Sole
EMCCorporation           COM         26864810   1,079,686  36,724 SH          Sole           None     Sole
EnronCorp.               COM         29356110     726,250  12,500 SH          Sole           None     Sole
LMEricsson
  TelephoneCo.           COM         29482140     242,081  43,277 SH          Sole           None     Sole
ExodusCommunications     COM         30208810     216,322  20,123 SH          Sole           None     Sole
FordMotorCompany         COM         34537086     825,547  29,358 SH          Sole           None     Sole
FleetBostonFinancial     COM         33903010     691,882  18,328 SH          Sole           None     Sole
Flextronics
  International          COM         Y2573F10     339,390  22,626 SH          Sole           None     Sole
FannieMae                COM         31358610   1,345,638  16,905 SH          Sole           None     Sole
SprintFONGroup           COM         85206110     336,447  15,300 SH          Sole           None     Sole
FreddieMac               COM         31340030     719,743  11,102 SH          Sole           None     Sole
FirstUnionCorporation    COM         33735810     596,343  18,071 SH          Sole           None     Sole
GilletteCompanyThe       COM         37576610     455,082  14,600 SH          Sole           None     Sole
GeneralElectric
  Company                COM         36960410   6,943,863 165,883 SH          Sole           None     Sole
CorningIncorporated      COM         21935010     322,764  15,600 SH          Sole           None     Sole
Gemstar-TVGuideInt'l     COM         36866W10     680,254  23,661 SH          Sole           None     Sole
GapInc.The               COM         36476010     364,956  15,386 SH          Sole           None     Sole
GlobalCrossingLtd.       COM         G3921A10     202,944  15,044 SH          Sole           None     Sole
HomeDepotInc.The         COM         43707610   1,616,207  37,499 SH          Sole           None     Sole
Honeywell
  International          COM         43851610     547,169  13,411 SH          Sole           None     Sole
Hewlett-Packard
  Company                COM         42823610   1,054,362  33,718 SH          Sole           None     Sole
Int'lBusinessMachines    COM         45920010   2,799,415  29,106 SH          Sole           None     Sole
ImmunexCorporation       COM         45252810     477,164  33,339 SH          Sole           None     Sole
IntelCorporation         COM         45814010   5,757,912 218,828 SH          Sole           None     Sole
IntuitInc.               COM         46120210     416,694  15,016 SH          Sole           None     Sole
i2TechnologiesInc.       COM         46575410     277,777  19,157 SH          Sole           None     Sole
JDSUniphase
  Corporation            COM         46612J10   1,423,246  77,193 SH          Sole           None     Sole
Johnson&Johnson          COM         47816010   2,055,545  23,500 SH          Sole           None     Sole
JuniperNetworksInc.      COM         48203R10     410,651  10,818 SH          Sole           None     Sole
J.P.MorganChase&Co.      COM         46625H10   1,502,085  33,454 SH          Sole           None     Sole
KLA-TencorCorporation    COM         48248010     425,132  10,797 SH          Sole           None     Sole


                                5




Coca-ColaCompanyThe      COM         19121610   1,790,142  39,640 SH          Sole           None     Sole
KrogerCompanyThe         COM         50104410     356,366  13,818 SH          Sole           None     Sole
MBNACorporation          COM         55262L10     489,880  14,800 SH          Sole           None     Sole
LinearTechnologyCorp.    COM         53567810     965,626  23,516 SH          Sole           None     Sole
EliLilly&Co.             COM         53245710   1,494,870  19,500 SH          Sole           None     Sole
LucentTechnologies
  Inc.                   COM         54946310     570,972  57,269 SH          Sole           None     Sole
SouthwestAirlinesCo.     COM         84474110     222,319  12,525 SH          Sole           None     Sole
Level3Communications     COM         52729N10     200,473  11,538 SH          Sole           None     Sole
McDonald'sCorporation    COM         58013510     544,275  20,500 SH          Sole           None     Sole
MedtronicInc.            COM         58505510     928,431  20,298 SH          Sole           None     Sole
MedImmuneInc.            COM         58469910     519,901  14,492 SH          Sole           None     Sole
MerrillLynch&Co.Inc.     COM         59018810     686,960  12,400 SH          Sole           None     Sole
MetLifeInc.              COM         59156R10     468,780  15,600 SH          Sole           None     Sole
Millennium
  Pharmaceutical         COM         59990210     320,013  10,506 SH          Sole           None     Sole
PhilipMorrisCompanies    COM         71815410   1,822,080  38,400 SH          Sole           None     Sole
MotorolaInc.             COM         62007610     525,838  36,875 SH          Sole           None     Sole
Merck&Co.Inc.            COM         58933110   2,862,872  37,719 SH          Sole           None     Sole
MicrosoftCorporation     COM         59491810   9,449,508 172,791 SH          Sole           None     Sole
MorganStanley
  DeanWitt.              COM         61744644   1,021,850  19,100 SH          Sole           None     Sole
MaximIntegrated
  Products               COM         57772K10     916,145  22,028 SH          Sole           None     Sole
NortelNetworksCorp.      COM         65656810     746,392  53,124 SH          Sole           None     Sole
NetworkApplianceInc.     COM         64120L10     343,883  20,454 SH          Sole           None     Sole
NextelCommunications     COM         65332V10     788,066  54,822 SH          Sole           None     Sole
BankOneCorporation       COM         06423A10     640,386  17,700 SH          Sole           None     Sole
OracleCorporation        COM         68389X10   2,955,195 197,276 SH          Sole           None     Sole
PalmInc.                 COM         69664210     286,880  34,127 SH          Sole           None     Sole
PaychexInc.              COM         70432610     832,906  22,473 SH          Sole           None     Sole
SprintPCSGroup           COM         85206150     292,600  15,400 SH          Sole           None     Sole
PepsiCoInc.              COM         71344810     966,900  22,000 SH          Sole           None     Sole
PfizerInc.               COM         71708110   4,370,348 106,724 SH          Sole           None     Sole
Procter&GambleCo.The     COM         74271810   1,414,760  22,600 SH          Sole           None     Sole
PharmaciaCorporation     COM         71713U10   1,077,314  21,388 SH          Sole           None     Sole
PMC-SierraInc.           COM         69344F10     255,193  10,315 SH          Sole           None     Sole
PeopleSoft
  Incorporated           COM         71271310     445,219  18,996 SH          Sole           None     Sole
QwestCommunications
  Int.                   COM         74912110     997,944  28,472 SH          Sole           None     Sole
QUALCOMMInc.             COM         74752510   3,039,120  53,671 SH          Sole           None     Sole
RoyalDutch
  PetroleumCo.           COM         78025780   1,923,768  34,700 SH          Sole           None     Sole
SanminaCorporation       COM         80090710     413,062  21,115 SH          Sole           None     Sole
SBCCommunicationsInc.    COM         78387G10   2,449,071  54,875 SH          Sole           None     Sole
StarbucksCorporation     COM         85524410     698,733  16,465 SH          Sole           None     Sole
CharlesSchwabCorp.The    COM         80851310     356,973  23,150 SH          Sole           None     Sole
SiebelSystemsInc.        COM         82617010     852,720  31,350 SH          Sole           None     Sole
Schering-PloughCorp.     COM         80660510     880,373  24,100 SH          Sole           None     Sole
SaraLeeCorp.             COM         80311110     310,752  14,400 SH          Sole           None     Sole


                                6




SolectronCorporation     COM         83418210     211,011  11,100 SH          Sole           None     Sole
SouthernCompanyThe       COM         84258710     375,463  10,700 SH          Sole           None     Sole
StaplesInc.              COM         85503010     330,552  22,222 SH          Sole           None     Sole
SunMicrosystemsInc.      COM         86681010   1,813,107 118,349 SH          Sole           None     Sole
SyscoCorporation         COM         87182910     374,745  14,136 SH          Sole           None     Sole
AT&TCorporation          COM         00195710   1,346,267  63,205 SH          Sole           None     Sole
TargetCorporation        COM         87612E10     498,121  13,806 SH          Sole           None     Sole
TellabsInc.              COM         87966410     592,125  14,553 SH          Sole           None     Sole
TexasInstruments         COM         88250810     820,970  26,500 SH          Sole           None     Sole
TycoInt'l.Ltd.(NEW)      COM         90212410   1,265,169  29,266 SH          Sole           None     Sole
USANetworksInc.          COM         90298410     374,335  15,638 SH          Sole           None     Sole
FirstarCorporation       COM         90297330     738,479  31,831 SH          Sole           None     Sole
ViacomInc.               COM         92552430   1,283,704  29,195 SH          Sole           None     Sole
VeritasSoftwareCorp.     COM         92343610   1,227,672  26,550 SH          Sole           None     Sole
VoiceStream
  WirelessCorp           COM         92861510   1,160,877  12,567 SH          Sole           None     Sole
VitesseSemiconductor     COM         92849710     395,764  16,620 SH          Sole           None     Sole
VerizonCommunications    COM         92343V10   2,212,140  44,871 SH          Sole           None     Sole
WalgreenCompany          COM         93142210     742,560  18,200 SH          Sole           None     Sole
WorldComInc.             COM         98157D10   1,776,453  95,061 SH          Sole           None     Sole
WellsFargo&Company       COM         94974610   1,416,920  28,642 SH          Sole           None     Sole
WashingtonMutualInc.     COM         93932210     588,179  10,743 SH          Sole           None     Sole
WasteManagement
  Inc.NEW                COM         94106L10     270,292  10,943 SH          Sole           None     Sole
Wal-MartStoresInc.       COM         93114210   3,722,961  73,722 SH          Sole           None     Sole
XilinxIncorporated       COM         98391910   1,013,251  28,847 SH          Sole           None     Sole
ExxonMobilCorporation    COM         30231G10   4,643,244  57,324 SH          Sole           None     Sole
Yahoo!Inc.               COM         98433210     338,594  21,498 SH          Sole           None     Sole

                                     Total:   165,127,399






















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